Segment Information - Additional Information (Details) - Segment		12 Months Ended
	Aug. 05, 2019	Dec. 31, 2020	Dec. 31, 2018
Segment Reporting Information [Line Items]
Number of operating segments	1		1
Number of reportable segments		2
Product Concentration Risk | Revenue Benchmark
Segment Reporting Information [Line Items]
Percentage of net revenue		75.00%